Related party transactions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Related party transactions

53 Related party transactions

In the normal course of business, Aegon enters into various transactions with related parties. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Related parties of Aegon include, amongst others, its associates, joint ventures, key management personnel and the defined benefit and contribution plans. Transactions between related parties have taken place on an arm’s length basis. Transactions between Aegon and its subsidiaries that are deemed related parties have been eliminated in the consolidation and are not disclosed in the notes.

Related party transactions include, among others, transactions between Aegon N.V. and Vereniging Aegon.

On May 18, 2018, Vereniging Aegon exercised its options rights to purchase in aggregate 1,489,200 common shares B at fair value of a common share B (being 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused the issuance of shares on May 18, 2018, in connection with the Long Term Incentive Plans for senior management.

On December 19, 2017 Aegon N.V. repurchased 13,042,592 common shares B from Vereniging Aegon for the amount of EUR 1,725,169.73 based on 1/40th of the Value Weight Average Price of the common shares of the five trading days preceding this transaction. The repurchase of common shares B was executed to align the aggregate shareholding of Vereniging Aegon in Aegon N.V. with its special cause voting rights of 32.6% following the completion of the Share Buy Back Program, initiated by Aegon N.V. in October 2017 to neutralize the dilutive effect of the distribution of final dividend 2016 in stock and interim dividend 2017 in stock.

On June 23, 2017, Vereniging Aegon exercised its options rights to purchase in aggregate 13,042,612 common shares B at fair value of a common share B (being 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused by Aegon’s issuance of shares on June 23, 2017, being the final dividend 2016 in the form of stock dividend.

On May 19, 2017, Vereniging Aegon exercised its options rights to purchase in aggregate 1,979,260 common shares B at fair value of a common share B (being 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused the issuance of shares on May 19, 2017, in connection with the Long Term Incentive Plans for senior management.

On June 6, 2016 Aegon N.V. repurchased 17,324,960 common shares B from Vereniging Aegon for the amount of EUR 1,968,332, based on 1/40th of the Value Weight Average Price of the common shares of the 5 trading days preceding this transaction. The repurchase of common shares B was executed to align the aggregate shareholding of Vereniging Aegon in Aegon N.V. with its special cause voting rights of 32.6%.

On May 19, 2016 Aegon N.V. repurchased 13,450,835 common shares from Vereniging Aegon for the amount of EUR 58 million being the Value Weight Average Price of the common shares of the 5 trading days preceding this transaction, as part of the EUR 400 million Share Buy Back program, initiated by Aegon N.V. in January 2016 to neutralize the dilutive effect of the cancellation of Aegon N.V.’s preferred shares in 2013. Also the amount of EUR 58 million is 14.5% of EUR 400 million, which percentage is equal to the percentage of shares held by Vereniging Aegon in the total number of outstanding and voting shares Aegon N.V. at the time of this transaction.

Remuneration of members of the Management Board

The Management Board, which assists the Executive Board in pursuing Aegon’s strategic goals, is formed by members of the Executive Board, the CEOs of Aegon USA, Aegon Continental Europe, Aegon UK, Aegon Asset Management, the Chief Risk Officer, the Chief Technology Officer, the Global Head HR and the General Counsel. In April 2017, the Management Board decreased in size by one member as a result of the retirement of the CEO of Aegon Central & Eastern Europe.

The total remuneration for the members of the Management Board over 2018 was EUR 22.6 million (2017: EUR 19.8 million; 2016: EUR 18.6 million), consisting of EUR 8.4 million (2017: EUR 7.4 million; 2016: EUR 7.0 million) fixed compensation, EUR 8.7 million variable compensation awards (2017: EUR 7.8 million; 2016: EUR 6.4 million), EUR 0.9 million (2017: EUR 0.9 million; 2016: EUR 1.9 million) other benefits and EUR 4.5 million (2017: EUR 3.7 million; 2016: EUR 3.4 million) pension premiums. Amounts are reflective of time spent on the Management Board.

Expenses as recognized under IFRS in the income statement for variable compensation and pensions differ from the variable compensation awards and pension premiums paid due to the accounting treatment under respectively IFRS 2 and IAS 19. IFRS expenses related to variable compensation amounted to EUR 6.9 million (2017: EUR 6.3 million; 2016: EUR 6.0 million) and

EUR 4.3 million (2017: EUR 3.7 million; 2016: EUR 3.2 million) for pensions. Total IFRS expenses for the members of the Management Board over 2018 were EUR 20.5 million (2017: EUR 18.3 million; 2016: EUR 18.7 million). The amount is reflective of time spent on the Management Board.

Additional information on the remuneration and share-based compensation of members of the Executive Board and the remuneration of the Supervisory Board is disclosed in the sections below (all amounts in EUR ‘000, except where indicated otherwise).

Remuneration of members of the Executive Board

The information below reflects the compensation and various related expenses for members of the Executive Board. Mr. Rider was appointed to the Executive Board for a term of four years by the shareholders on May 19, 2017 as CFO. Amounts and numbers are disclosed for the period Mr. Rider has been part of the Executive Board. Under the current remuneration structure, certain compensation elements are paid out over a number of years, or in the case of shares, vest over a number of years. This remuneration structure has made it more relevant to present compensation and benefit amounts allocated during a certain performance year instead of what was received in a certain year.

Fixed compensation

In EUR thousand	2018	2017	2016
Alex Wynaendts	1,295	1,269	1,269

Matt Rider [1]	918	560	-

Darryl Button	-	-	933
Total fixed compensation	2,213	1,829	2,202

[1]

Mr. Rider was appointed as CFO and member of Aegon’s Executive Board per May 19, 2017. Fixed compensation is disclosed for the period that Mr. Rider has been part of the Executive Board. The base salary of Mr Rider in 2017 was EUR 900 on an annualized basis.

Conditional variable compensation awards

In EUR thousand	2018	2017	2016
Alex Wynaendts	1,062	1,147	1,044

Matt Rider [1]	760	499	-

Darryl Button [2]	-	-	747
Total conditional variable compensation awards	1,822	1,646	1,791

[1]

Mr. Rider was appointed as CFO and member of Aegon’s Executive Board per May 19, 2017. Conditional variable compensation is disclosed for the period that Mr. Rider has been part of the Executive Board. The conditional variable compensation award of Mr Rider in 2017 was EUR 802 on an annualized basis.

[2]

Mr. Button stepped down as CFO and member of Aegon’s Executive Board on December 1, 2016. Conditional variable compensation is disclosed for the period that Mr. Button has been part of the Executive Board and are reflective of his time with Aegon until December 1, 2016. Amounts are based on USD, converted to EUR, based on annual average exchange rates. Expenses recognized under IFRS accounting treatment in the income statement for Mr. Button for 2016 amount to EUR 1,237.

The amounts in the table represent the conditional variable compensation awards earned during the related performance year. Expenses recognized under IFRS accounting treatment in the income statement for conditionally awarded cash and shares differ from the awards. For the performance year 2018 and previous performance years, expenses under IFRS for Mr. Wynaendts amounted to EUR 962 (2017: EUR 1,092; 2016: EUR 956). For Mr. Rider the expenses under IFRS amounted to EUR 545 (2017: EUR 293).

2018

Over the performance year 2018, Mr. Wynaendts was awarded EUR 1,062 in total conditional variable compensation. Mr. Rider was awarded EUR 760.

The variable compensation award is split 50/50 in cash payments and an allocation of shares. Of the variable compensation related to performance year 2018, 40% is payable in 2018. Accordingly, Mr. Wynaendts and Mr. Rider will receive a cash payment of EUR 212 and EUR 152 respectively. The number of shares to be made available in 2019 relating to performance year 2018 is 39,314 and 28,110 for Mr. Wynaendts and Mr. Rider respectively. The vested shares, minus the number of shares to cover for the payment of any applicable taxes, social security premiums and possible other deductions by the government due for which the company holds a withholding obligation in connection with the vesting of the shares, are subject to a three year holding period, before they are at the disposal of the Executive Board members.

The remaining part of variable compensation award for the performance year 2018 (60%), for Mr. Wynaendts EUR 319 and 58,968 shares and for Mr. Rider EUR 228 and 42,162 shares, is to be paid out in equal portions in 2018, 2019 and 2020, subject to ex-post assessments, which may result in downward adjustments and may be subject to additional conditions being met. Any payout will be split 50/50 in a cash payment and vesting of shares. The vested shares, minus the number of shares to cover for the payment of any applicable taxes, social security premiums and possible other deductions by the government due for which the Company holds a withholding obligation in connection with the vesting of the shares, are subject to a three year holding period, before they are at the disposal of the Executive Board members.

2017

Over the performance year 2017, Mr. Wynaendts was awarded EUR 1,147 in total conditional variable compensation. Mr. Rider was awarded EUR 499.

The variable compensation award is split 50/50 in cash payments and an allocation of shares. Of the variable compensation related to performance year 2017, 40% is payable in 2018. Accordingly, Mr. Wynaendts and Mr. Rider will receive a cash payment of EUR 229 and EUR 100 respectively. The number of shares to be made available in 2018 relating to performance year 2017 is 43,732 and 19,017 for Mr. Wynaendts and Mr. Rider respectively. The vested shares, minus the number of shares to cover for the payment of any applicable taxes, social security premiums and possible other deductions by the government due for which the Company holds a withholding obligation in connection with the vesting of the shares, are subject to a three year holding period, before they are at the disposal of the Executive Board members.

The remaining part of variable compensation award for the performance year 2017 (60%), for Mr. Wynaendts EUR 344 and 65,598 shares and for Mr. Rider EUR 150 and 28,522 shares, is to be paid out in equal portions in 2019, 2020 and 2021, subject to ex-post assessments, which may result in downward adjustments and may be subject to additional conditions being met. Any payout will be split 50/50 in a cash payment and vesting of shares. The vested shares, minus the number of shares to cover for the payment of any applicable taxes, social security premiums and possible other deductions by the government due for which the Company holds a withholding obligation in connection with the vesting of the shares, are subject to a three year holding period, before they are at the disposal of the Executive Board members.

Mr. Button has not been awarded variable compensation.

2016

Over the performance year 2016, Mr. Wynaendts was awarded EUR 1,044 in total conditional variable compensation. Mr. Button was awarded EUR 747.

The variable compensation award is split 50/50 in cash payments and an allocation of shares. Of the variable compensation related to performance year 2016, 40% is payable in 2017. Accordingly, Mr. Wynaendts and Mr. Button will receive a cash payment of EUR 209 and EUR 149 respectively. The number of shares to be made available in 2017 relating to performance year 2016 is 40,722 and 29,614 for Mr. Wynaendts and Mr. Button respectively. The vested shares, minus the number of shares to cover for the payment of any applicable taxes, social security premiums and possible other deductions by the government due for which the Company holds a withholding obligation in connection with the vesting of the shares, are subject to a three year retention (holding) period, before they are at the disposal of the Executive Board members.

The remaining part of variable compensation award for the performance year 2016 (60%), for Mr. Wynaendts EUR 313 and 61,083 shares and for Mr. Button EUR 224 and 44,424 shares, is to be paid out in equal portions in 2018, 2019 and 2020, subject to ex-post assessments, which may result in downward adjustments and may be subject to additional conditions being met. Any payout will be split 50/50 in a cash payment and vesting of shares. The vested shares, minus the number of shares to cover for the payment of any applicable taxes, social security premiums and possible other deductions by the government due for which the Company holds a withholding obligation in connection with the vesting of the shares, are subject to a three year holding period, before they are at the disposal of the Executive Board members.

The table below illustrates all the conditionally awarded cash and shares of the members of the Executive Board, and the years in which each component will be paid out and/or vest, subject to the conditions as mentioned:

	Conditional granted
	performance related
	remuneration	Timing of vesting, subject to targets and conditions
Shares by reference period		2016	2017	2018	2019	2020	2021	2022
Alex Wynaendts

2007	9,253 [8]	9,253	-	-	-	-	-	-

2012[1]	32,555	32,555	-	-	-	-	-	-

2013[2]	41,962	20,981	20,981	-	-	-	-	-

2014[3]	37,268	13,552	13,552	10,164 [10]	-	-	-	-

2015[4]	75,549	30,219	15,110	15,110	15,110	-	-	-

2016[5]	101,805	-	40,722	20,361	20,361	20,361	-	-

2017[6]	109,330	-	-	43,732	21,866	21,866	21,866	-

2018[7]	98,282	-	-	-	39,314	19,656	19,656	19,656
Total number of shares [9]	506,004	106,560	90,365	89,367	96,651	61,883	41,522	19,656
Matt Rider

2017[6]	47,539	-	-	19,015	9,508	9,508	9,508	-

2018[7]	70,272	-	-	-	28,110	14,054	14,054	14,054
Total number of shares [9]	117,811	-	-	19,015	37,618	23,562	23,562	14,054
Darryl Button

2013[2]	19,144	9,572	9,572	-	-	-	-	-

2014[3]	25,956	8,652	8,652	8,652	-	-	-	-

2015[4]	59,054	23,621	11,811	11,811	11,811	-	-	-

2016[5]	74,038	-	29,614	14,808	14,808	14,808	-	-
Total number of shares [9]	178,192	41,845	59,649	35,271	26,619	14,808	-	-
Jan J. Nooitgedagt

2012[2]	22,370	22,370	-	-	-	-	-	-

2013[3]	17,652	8,826	8,826	-	-	-	-	-
Total number of shares [9]	40,022	31,196	8,826	-	-	-	-	-

	Conditional granted
	performance related
	remuneration	Timing of vesting, subject to targets and conditions
Cash (in EUR)		2016	2017	2018	2019	2020	2021	2022
Alex Wynaendts

2012	101,768	101,768	-	-	-	-	-	-

2013	206,326	103,163	103,163	-	-	-	-	-

2014	251,155	91,329	91,329	68,497 [10]	-	-	-	-

2015	461,305	184,522	92,261	92,261	92,261	-	-	-

2016	522,060	-	208,824	104,412	104,412	104,412	-	-

2017	573,550	-	-	229,420	114,710	114,710	114,710	-

2018	531,219	-	-	-	212,490	106,243	106,243	106,243
Total cash	2,647,383	480,782	495,577	494,590	523,873	325,365	220,953	106,243
Matt Rider

2017	249,390	-	-	99,756	49,878	49,878	49,878	-

2018	379,823	-	-	-	151,931	75,964	75,964	75,964
Total cash	629,213	-	-	99,756	201,809	125,842	125,842	75,964
Darryl Button

2013	93,534	46,767	46,767	-	-	-	-	-

2014	180,072	60,024	60,024	60,024	-	-	-	-

2015	392,155	156,862	78,431	78,431	78,431	-	-	-

2016	373,369	-	149,347	74,674	74,674	74,674	-	-
Total cash	1,039,130	263,653	334,569	213,129	153,105	74,674	-	-
Jan J. Nooitgedagt

2012	69,929	69,929	-	-	-	-	-	-

2013	86,792	43,396	43,396	-	-	-	-	-
Total cash	156,721	113,325	43,396	-	-	-	-	-

[1]	The number of shares is based on a volume weighted average price of EUR 3.126. After vesting a 3 year holding period applies to shares vested.
[2]	The number of shares is based on a volume weighted average price of EUR 4.917. After vesting a 3 year holding period applies to shares vested.
[3]	The number of shares is based on a volume weighted average price of EUR 6.739. After vesting a 3 year holding period applies to shares vested.
[4]	The number of shares is based on a volume weighted average price of EUR 6.106. After vesting a 3 year holding period applies to shares vested.
[5]	The number of shares is based on a volume weighted average price of EUR 5.128. After vesting a 3 year holding period applies to shares vested.
[6]	The number of shares is based on a volume weighted average price of EUR 5.246. After vesting a 3 year holding period applies to shares vested.
[7]	The number of shares is based on a volume weighted average price of EUR 5.405. After vesting a 3 year holding period applies to shares vested.
[8]

During the vesting period, dividend payments on these shares are deposited in blocked savings accounts on behalf of the executive members. For active members of the Executive Board 50% of the shares vested in 2012 and 50% vested in 2016.

[9]

The shares that were allocated, vested with the acceptance of the Annual Accounts at the AGM in the year of vesting. The vesting price (in EUR) was: 4.5020 on 20 May 2016, 4.4230 on 19 May 2017 and 5.848 on 18 May 2018.

[10]

In line with the Aegon Group Global Remuneration Framework, it was agreed to adjust Mr Wynaendt’s 2014 variable compensation award downwards by 3,388 shares and EUR 22,832 to reflect the outcome of a regulatory matter relating to the company.

Other benefits

In EUR thousand	2018	2017	2016
Alex Wynaendts	195	165	178

Matt Rider [1]	46	59	-

Darryl Button [2]	-	-	739
Total other benefits	240	224	917

[1]

Mr. Rider was appointed as CFO and member of Aegon’s Executive Board per May 19, 2017. Other benefits are disclosed for the period that Mr. Rider has been part of the Executive Board. The other benefits for Mr Rider in 2017 was EUR 95 on an annualized basis.

[2]

Mr. Button stepped down as CFO and member of Aegon’s Executive Board on December 1, 2016. Other benefits are disclosed for the period that Mr. Button has been part of the Executive Board and are reflective of his time with Aegon December 1, 2016. These benefits also included expenses related to his expatriation and commuter assignment from the United States to the Netherlands, borne by the Group.

Other benefits include non-monetary benefits (e.g. company car), social security contributions by the employer, and tax expenses borne by the Group.

Pension contributions

In EUR thousand	2018	2017	2016
Alex Wynaendts [1]	1,681	1,670	1,631

Matt Rider [2]	367	224	-

Darryl Button [3]	-	-	375
Total pension contributions	2,048	1,894	2,006

[1]

The increase Mr. Wynaendts’ fixed compensation in 2016 and 2018 resulted in a back service liability of EUR 1,361 and EUR 340 respectively. The 2016 back service liability is expensed over 2016-2019 (2018: EUR 442; 2017: EUR 432; 2016: EUR 416).

[2]	Mr. Rider was appointed as CFO and member of Aegon’s Executive Board per May 19, 2017. Pension contributions are disclosed for the period that Mr. Rider has been part of the Executive Board.
[3]

Mr. Button stepped down as CFO and member of Aegon’s Executive Board on December 1, 2016. Pension contributions are disclosed for the period that Mr. Button has been part of the Executive Board and are reflective of his time with Aegon until December 1, 2016. Expenses recognized under IFRS accounting treatment in the income statement for Mr. Button for 2016 amount to EUR 375 (2015: EUR 215).

Pension contributions reflect the expenses related to the pension accrual over the financial year disclosed in the table, excluding back service charges.

The amounts as presented in the table are the pension contributions in the related book year. The 2016-2018 contributions for Mr. Wynaendts to the Aegon pension funds reflect the increase to his fixed salary in 2016 and 2018, as well as the current low interest rates. Under IFRS, the service cost as recognized in the income statement related to the defined benefit obligation of Mr. Wynaendts amounted to EUR 1,952 (2017: EUR 1,733; 2016: EUR 1,666). Service cost for Mr. Rider amounted to EUR 379 (2017: 175; 2016: nil).

Total

The total amount of remuneration, consisting of the fixed compensation, conditional variable compensation awards, other benefits and pension contributions, for Mr. Wynaendts related to 2018 was EUR 5,015 (2017: EUR 4,683; 2016: EUR 4,538) and for Mr. Rider EUR 2,091 (2017: EUR 1,342). The total remuneration for the members of the Executive Board over 2018 was EUR 7.1 million (2017: EUR 6.0 million; 2016: EUR 7.3 million). Total expenses recognized under IFRS accounting treatment in the income statement for Mr. Wynaendts related to 2018 was EUR 4,403 (2017: EUR 4,258; 2016: EUR 4,086) and for Mr. Rider EUR 1,887 (2017: 1,088; 2016: nil). Total IFRS expenses for the members of the Executive Board over 2018 was EUR 6.3 million (2017: EUR 5.3 million; 2016: 8.0 million). As a result of the termination of the Board membership of Mr. Button in 2016, an additional Dutch employer wage tax was estimated at EUR 1,394 in 2016. In 2017 it turned out that based on the actual situation and the expected value of the deferred compensations no additional Dutch employer wage tax will be due.

Interests in Aegon N.V. held by active members of the Executive Board

Shares held in Aegon at December 31, 2018 by Mr. Wynaendts amount to 494,779 (2017: 448,601) and by Mr. Rider to 20,462 (2017: nil). Mr. Rider was appointed as CFO and member of Aegon’s Executive Board per May 19, 2017. The shares held in Aegon mentioned above do not exceed 1% of total outstanding share capital at the reporting date. At the reporting date no loans with Aegon or outstanding balances such as guarantees or advanced payments exist for either Mr. Wynaendts or Mr. Rider.

Remuneration of active and retired members of the Supervisory Board

In EUR	2018	2017	2016
William L. Connelly (as of May 19, 2017)	119,000	60,125	-

Robert W. Dineen	100,500	104,000	115,000

Mark A. Ellman (as of May 19, 2017)	103,000	70,125	-

Ben J. Noteboom	86,000	101,500	109,000

Ben van der Veer	101,000	106,000	109,000

Corien M. Wortmann-Kool	103,000	100,750	90,000

Dona D. Young	120,500	115,500	113,000
Total for active members	733,000	658,000	536,000
Irving W. Bailey, II (up to May 20, 2016)	-	-	53,625

Shemaya Levy (up to May 19, 2017)	-	40,375	95,250

Robert J. Routs (up to May 18, 2018)	47,625	134,000	140,000

Dirk P.M. Verbeek (up to May 18, 2018)	28,750	100,000	111,000
Total remuneration	809,375	932,375	935,875
VAT liable on Supervisory Board remuneration	169,969	195,799	196,534
Total	979,344	1,128,174	1,132,409

Aegon’s Supervisory Board members are entitled to the following:

◆	A base fee for membership of the Supervisory Board. No separate attendance fees are paid to members for attendance at the regular Supervisory Board meetings (2018: 7 meetings; 2017: 7 meetings; 2016: 8 meetings);
◆	An attendance fee of EUR 3,000 for each extra Board meeting attended, be it in person or by video and/or telephone conference;
◆	A committee fee for members on each of the Supervisory Board’s Committees;
◆	An attendance fee for each Committee meeting attended, be it in person or through video and/or telephone conference; and
◆	An additional fee for attending meetings that require intercontinental travel between the Supervisory Board member’s home location and the meeting location.

Not included in the table above is a premium for state health insurance paid on behalf of Dutch Supervisory Board members. There are no outstanding balances such as loans, guarantees or advanced payments.

Common shares held by Supervisory Board members

Shares held in Aegon at December 31	2018	2017
Robert W. Dineen	10,000	10,000

Ben J. Noteboom	23,500	23,500

Ben van der Veer	1,450	1,450

Dirk P.M. Verbeek	1,011	1,011

Dona D. Young	13,260	13,260
Total	49,221	49,221

Shares held by Supervisory Board members are only disclosed for the period for which they have been part of the Supervisory Board.